Schedule of Investments (unaudited) March 31, 2019	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds — 22.9%

Azerbaijan — 1.1%
Southern Gas Corridor CJSC, 6.88%, 03/24/26	USD 224	$251,138

British Virgin Islands — 2.1%
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25	249	246,304
Sinopec Group Overseas Development 2016 Ltd., 2.75%, 09/29/26	263	248,968

		495,272

Chile — 1.7%
Corp. Nacional del Cobre de Chile:
4.50%, 09/16/25	200	211,901
4.25%, 07/17/42	200	200,485

		412,386

China — 0.8%
Export-Import Bank of China, 2.63%, 03/14/22	200	198,219

Colombia — 0.3%
Ecopetrol SA, 5.88%, 05/28/45	70	72,538

Hong Kong — 0.9%
CNAC HK Finbridge Co. Ltd., 4.63%, 03/14/23	200	207,039

Indonesia — 1.7%
Pertamina Persero PT, 4.30%, 05/20/23	200	205,525
Perusahaan Listrik Negara PT, 4.13%, 05/15/27	200	196,005

		401,530

Kazakhstan — 1.8%
Kazakhstan Temir Zholy National Co. JSC, 4.85%, 11/17/27	200	202,750
KazMunayGas National Co. JSC, 6.38%, 10/24/48	200	218,960

		421,710

Malaysia — 0.9%
Petronas Capital Ltd., 3.50%, 03/18/25	200	203,009

Mexico — 4.4%
Petroleos Mexicanos:
4.88%, 01/24/22	50	50,426
3.50%, 01/30/23	153	146,130
4.25%, 01/15/25	126	118,251
4.50%, 01/23/26	68	62,886
6.88%, 08/04/26	63	65,665
6.50%, 03/13/27	134	134,737
5.35%, 02/12/28	50	46,400
6.50%, 01/23/29	70	69,013
6.75%, 09/21/47	90	82,480
6.35%, 02/12/48	298	262,732

		1,038,720

Security	Par (000)	Value

Oman — 0.8%
Oman Sovereign Sukuk SAOC, 4.40%, 06/01/24	USD 200	$188,750

Peru — 0.9%
Petroleos del Peru SA, 4.75%, 06/19/32	200	204,750

South Africa — 0.8%
Eskom Holdings SOC Ltd., 5.75%, 01/26/21	200	197,500

United Arab Emirates — 1.8%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47	200	206,000
DP World PLC, 5.63%, 09/25/48	200	207,653

		413,653

Venezuela — 2.9%
Petroleos de Venezuela SA(a)(b):
9.00%, 11/17/21	435	114,277
12.75%, 02/17/22	441	119,757
6.00%, 05/16/24	945	211,431
6.00%, 11/15/26	213	47,621
9.75%, 05/17/35	746	203,248

		696,334

Total Corporate Bonds — 22.9% (Cost — $5,667,048)		5,402,548

Foreign Agency Obligations — 73.8%
Angolan Government International Bond, 9.38%, 05/08/48	200	215,797
Argentine Republic Government International Bond:
6.88%, 04/22/21	150	136,800
4.63%, 01/11/23	130	106,470
7.50%, 04/22/26	171	144,548
6.88%, 01/26/27	174	140,592
5.88%, 01/11/28	181	138,681
8.28%, 12/31/33	185	150,810
3.75%, 12/31/38(c)	80	46,240
6.88%, 01/11/48	383	280,840
7.13%, 06/28/17	25	18,404
Brazilian Government International Bond, 5.00%, 01/27/45	200	184,500
Colombia Government International Bond:
2.63%, 03/15/23	200	195,789
4.50%, 01/28/26	200	211,000
5.63%, 02/26/44	200	225,300

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Foreign Agency Obligations (continued)
Costa Rica Government International Bond, 7.16%, 03/12/45	USD 200	$195,000
Croatia Government International Bond, 5.50%, 04/04/23	333	360,889
Dominican Republic International Bond:
5.50%, 01/27/25	232	238,380
5.95%, 01/25/27	100	105,000
6.50%, 02/15/48	220	228,403
Ecuador Government International Bond:
8.75%, 06/02/23	250	262,375
7.95%, 06/20/24	400	400,470
7.88%, 01/23/28	280	266,700
10.75%, 01/31/29	200	221,700
Egypt Government International Bond:
6.13%, 01/31/22	200	202,500
6.20%, 03/01/24	305	308,431
8.50%, 01/31/47	200	204,000
7.90%, 02/21/48	200	193,500
El Salvador Government International Bond:
5.88%, 01/30/25	78	75,947
6.38%, 01/18/27	33	32,406
7.65%, 06/15/35	70	72,800
European Bank for Reconstruction & Development, 16.95%, 04/03/20(d)	UAH 3,200	116,593
Ghana Government International Bond:
7.63%, 05/16/29	USD 235	230,300
8.95%, 03/26/51	200	200,374
Guatemala Government Bond, 4.50%, 05/03/26	200	196,000
Hungary Government International Bond:
5.38%, 02/21/23	232	250,264
7.63%, 03/29/41	60	88,784
Indonesia Government International Bond:
4.35%, 01/08/27	200	206,571
4.35%, 01/11/48	200	196,833
Iraq International Bond, 6.75%, 03/09/23	200	203,000
Ivory Coast Government International Bond, 5.75%, 12/31/32(c)	191	181,407
Jamaica Government International Bond, 6.75%, 04/28/28	200	222,540
Jordan Government International Bond, 5.75%, 01/31/27	200	196,000
Kazakhstan Government International Bond, 3.88%, 10/14/24	200	205,800
Lebanon Government International Bond:
6.60%, 11/27/26	55	43,955
6.65%, 02/26/30	20	15,297

Security	Par (000)	Value

Foreign Agency Obligations (continued)
Mexico Government International Bond:
4.13%, 01/21/26	USD 200	$203,600
4.75%, 03/08/44	150	147,562
5.75%, 10/12/10	96	98,400
Mongolia Government International Bond, 5.13%, 12/05/22	200	199,815
Nigeria Government International Bond:
7.88%, 02/16/32	200	207,750
9.25%, 01/21/49	200	221,500
Oman Government International Bond:
5.38%, 03/08/27	240	223,200
5.63%, 01/17/28	200	187,500
6.50%, 03/08/47	400	351,000
6.75%, 01/17/48	200	177,500
Pakistan Government International Bond, 8.25%, 04/15/24	200	212,843
Panama Government International Bond:
4.00%, 09/22/24	280	292,040
4.30%, 04/29/53	200	204,815
Peruvian Government International Bond, 5.63%, 11/18/50	152	195,548
Philippine Government International Bond, 3.00%, 02/01/28	363	358,462
Poland Government International Bond:
3.00%, 03/17/23	160	160,916
3.25%, 04/06/26	150	152,425
Republic of South Africa Government International Bond:
4.67%, 01/17/24	100	100,875
4.88%, 04/14/26	400	396,538
5.65%, 09/27/47	200	190,475
Romanian Government International Bond:
5.13%, 06/15/48	130	129,513
4.63%, 04/03/49	EUR 60	69,661
Russian Foreign Bond - Eurobond:
4.25%, 06/23/27	USD 400	399,400
7.50%, 03/31/30(c)	130	145,507
5.25%, 06/23/47	200	200,395
Saudi Government International Bond:
4.38%, 04/16/29	200	207,950
4.63%, 10/04/47	200	196,698
5.00%, 04/17/49	200	206,250
Senegal Government International Bond, 6.25%, 05/23/33	200	192,000
Serbia International Bond, 4.88%, 02/25/20	281	283,838
Sri Lanka Government International Bond:
6.25%, 10/04/20	100	101,357
6.13%, 06/03/25	200	195,000
6.20%, 05/11/27	200	192,025

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Foreign Agency Obligations (continued)
Turkey Government International Bond:
5.13%, 02/17/28	USD 200	$171,295
6.00%, 01/14/41	270	221,736
Ukraine Government International Bond:
7.75%, 09/01/20	217	216,235
7.75%, 09/01/21	235	233,120
7.75%, 09/01/22	272	267,172
7.75%, 09/01/27	200	186,400
9.75%, 11/01/28	200	205,963
7.38%, 09/25/32	400	356,400
Uruguay Government International Bond:
4.38%, 10/27/27	120	126,420
5.10%, 06/18/50	210	224,175
4.98%, 04/20/55	107	112,083
Zambia Government International Bond, 8.50%, 04/14/24	200	146,500

Total Foreign Agency Obligations — 73.8% (Cost — $17,480,243)		17,387,847

Total Long-Term Investments — 96.7% (Cost — $23,147,291)		22,790,395

Security	Shares	Value

Short-Term Securities — 3.4%

Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%(g)(h)	552,872	$552,872

Total Money Market Funds — 2.4% (Cost — $552,872)		552,872

	Par (000)

Foreign Agency Obligations — 1.0%
Egypt Treasury Bills, 0.00%, 09/17/19(e)(f)	EGP 4,400	234,924

Total Foreign Agency Obligations — 1.0% (Cost — $233,987)		234,924

Total Short-Term Securities — 3.4% (Cost — $786,859)		787,796

Total Investments — 100.1% (Cost — $23,934,150)		23,578,191

Liabilities in Excess of Other Assets — (0.1)%		(14,706)

Net Assets — 100.0%		$23,563,485

(a)	Issuer filed for bankruptcy and/or is in default.
(b)	Non-income producing security.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	When-issued security.
(e)	Rates shown are discount rates or a range of discount rates as of period end.
(f)	Zero-coupon bond.
(g)	Annualized 7-day yield as of period end.
(h)

During the period ended March 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	78,056	474,816	552,872	$552,872	$2,104	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Currency Abbreviations

AUD — Australian Dollar

ARS — Argentine Peso

BRL — Brazilian Real

EGP — Egypt

EUR — Euro

MXN — Mexican Peso

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Emerging Markets Bond Fund

Currency Abbreviations (continued)

UAH — Ukrainian Hryvnia

USD — United States Dollar

ZAR — South African Rand

Portfolio Abbreviations

JSC     Joint Stock Company

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
Euro Bund Futures	7	06/06/19	$1,306	$(26,625)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	104,601	EUR	92,000	BNP Paribas S.A.	04/10/19	$1,330
AUD	10,000	USD	7,043	Natwest Markets PLC	04/11/19	58
MXN	4,530,000	USD	232,814	Goldman Sachs International	04/11/19	230
USD	74,877	BRL	290,000	Barclays Bank PLC	04/11/19	859
USD	11,246	EUR	10,000	BNP Paribas S.A.	04/11/19	19
USD	11,254	EUR	10,000	BNP Paribas S.A.	04/11/19	28
USD	11,325	EUR	10,000	BNP Paribas S.A.	04/11/19	99
USD	101,413	EUR	90,000	BNP Paribas S.A.	04/11/19	379
USD	11,292	EUR	10,000	Deutsche Bank AG	04/11/19	66
USD	241,026	MXN	4,570,000	BNP Paribas S.A.	04/11/19	5,924
USD	117,860	MXN	2,239,993	Natwest Markets PLC	04/11/19	2,624
USD	281,349	ZAR	4,040,000	Credit Suisse International	04/11/19	1,660

						13,276

AUD	160,000	USD	114,109	Credit Suisse International	04/11/19	(479)
BRL	260,000	USD	67,730	Barclays Bank PLC	04/11/19	(1,368)
BRL	306,019	USD	79,626	Barclays Bank PLC	04/11/19	(1,519)
BRL	311,628	USD	82,090	Goldman Sachs International	04/11/19	(2,550)
BRL	18,372	USD	4,840	Morgan Stanley & Co. International PLC	04/11/19	(150)
EUR	120,000	USD	136,883	Bank of America N.A.	04/11/19	(2,169)
EUR	90,000	USD	102,699	Natwest Markets PLC	04/11/19	(1,664)
MXN	45,068	USD	2,323	BNP Paribas S.A.	04/11/19	(5)
MXN	1,489,926	USD	76,780	Bank of America N.A.	04/11/19	(131)
MXN	745,006	USD	38,391	Morgan Stanley & Co. International PLC	04/11/19	(64)
USD	120,388	AUD	170,000	Natwest Markets PLC	04/11/19	(344)
USD	83,621	BRL	329,301	Barclays Bank PLC	04/11/19	(429)
USD	75,558	ZAR	1,097,372	BNP Paribas S.A.	04/11/19	(413)
USD	72,192	ZAR	1,049,134	Barclays Bank PLC	04/11/19	(439)
USD	67,879	ZAR	992,583	UBS AG	04/11/19	(838)

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Emerging Markets Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	1,024,236	USD	71,036	Bank of America N.A.	04/11/19	(128)
ZAR	1,070,000	USD	75,042	Bank of America N.A.	04/11/19	(966)
ZAR	1,680,000	USD	116,817	Bank of America N.A.	04/11/19	(511)
ZAR	1,021,342	USD	71,077	Deutsche Bank AG	04/11/19	(370)
ZAR	2,370,000	USD	165,157	Goldman Sachs International	04/11/19	(1,082)
ARS	2,270,000	USD	50,868	BNP Paribas S.A.	05/20/19	(1,645)
ARS	2,940,000	USD	67,431	BNP Paribas S.A.	05/20/19	(3,680)
ARS	2,490,000	USD	51,832	BNP Paribas S.A.	06/21/19	(105)

						(21,049)

						$(7,773)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.32.V1	5.00%	Quartely	06/20/24	B	USD	700	$(47,692)	$(43,584)	$(4,108)

(a)	Using S&P/S&P Global Ratings (“S&P”) rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.31.V1	1.00%	Quartely	Morgan Stanley & Co. International PLC	06/20/24	USD	339	$12,653	$11,358	$1,296
Federal Republic of Brazil	1.00	Quartely	Bank of America N.A.	06/20/24	USD	291	10,306	9,253	1,053
Republic of Colombia	1.00	Quartely	BNP Paribas S.A.	06/20/24	USD	244	898	1,985	(1,087)
Republic of Russia	1.00	Quartely	Bank of America N.A.	06/20/24	USD	248	4,086	4,334	(249)
Republic of Turkey	1.00	Quartely	Barclays Bank PLC	06/20/24	USD	275	38,716	27,567	11,149

							$66,659	$54,497	$12,162

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Emerging Markets Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Corporate Bonds	$—	$5,402,548	$—	$5,402,548
Foreign Agency Obligations	—	17,387,847	—	17,387,847
Short-Term Securities:
Foreign Agency Obligations	—	234,924	—	234,924
Money Market Funds	552,872	—	—	552,872

	$552,872	$23,025,319	$—	$23,578,191

Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$13,498	$—	$13,498
Forward foreign currency contracts	—	13,276	—	13,276
Liabilities:
Credit contracts	—	(5,444)	—	(5,444)
Forward foreign currency contracts	—	(21,049)	—	(21,049)
Interest rate contracts	(26,625)	—	—	(26,625)

	$(26,625)	$281	$—	$(26,344)

(a)	Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and swaps which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between levels.

6